N-2	Nov. 16, 2022
Cover [Abstract]
Entity Central Index Key	0001374310
Amendment Flag	false
Securities Act File Number	001-34774
Document Type	8-K
Entity Registrant Name	Cboe Global Markets, Inc.
Entity Address, Address Line One	433 West Van Buren Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	312
Local Phone Number	786-5600
Entity Emerging Growth Company	false